Business and Asset Acquisitions - Schedule of Consideration Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Current	$ 10,293	$ 2,556
Long-Term	16,426	9,020
TAV Gaming
Business Acquisition [Line Items]
Current	490	194
Long-Term	3,497	1,232
Abraham
Business Acquisition [Line Items]
Current	55	207
Long-Term	0	0
Fair Share Gaming
Business Acquisition [Line Items]
Current	1,057	1,027
Long-Term	899	0
Family Amusement
Business Acquisition [Line Items]
Current	293	357
Long-Term	2,815	3,011
Skyhigh
Business Acquisition [Line Items]
Current	763	550
Long-Term	3,948	3,971
G3
Business Acquisition [Line Items]
Current	2,952	221
Long-Term	154	806
Grand River
Business Acquisition [Line Items]
Current	2,304	0
Long-Term	5,113	0
IGS
Business Acquisition [Line Items]
Current	2,379	0
Long-Term	$ 0	$ 0